Stock-Based Compensation	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation	Stock-Based Compensation
At the May 2021 Annual Meeting, the shareholders approved the Amended and Restated 3M Company 2016 Long-Term Incentive Plan (LTIP), which included an increase of 26,633,508 in the number of shares available for issuance. Awards may be issued in the form of incentive stock options, nonqualified stock options, stock appreciation rights, restricted stock, restricted stock units, other stock awards, and performance units and performance shares. As of December 31, 2021, the remaining shares available for grant under the LTIP Program are 37 million and there were approximately 8,100 participants with outstanding options, restricted stock, or restricted stock units.
The Company’s annual stock option and restricted stock unit grant is made in February to provide a strong and immediate link between the performance of individuals during the preceding year and the size of their annual stock compensation grants. The grant to eligible employees uses the closing stock price on the grant date. Accounting rules require recognition of expense under a non- substantive vesting period approach, requiring compensation expense recognition when an employee is eligible to retire. Employees are considered eligible to retire at age 55 and after having completed ten years of service. This retiree-eligible population represents 35 percent of the annual grant’s stock-based compensation expense; therefore, higher stock-based compensation expense is recognized in the first quarter.
In addition to the annual grants, the Company makes other minor grants of stock options, restricted stock units and other stock-based grants. The Company issues cash settled restricted stock units and stock appreciation rights in certain countries. These grants do not result in the issuance of common stock and are considered immaterial by the Company.
Amounts recognized in the financial statements with respect to stock-based compensation programs, which include stock options, restricted stock, restricted stock units, performance shares and the General Employees’ Stock Purchase Plan (GESPP), are provided in the following table. Capitalized stock-based compensation amounts were not material.
Stock-Based Compensation Expense

(Millions)	2021	2020	2019
Cost of sales	$47	$50	$47
Selling, general and administrative expenses	185	169	185
Research, development and related expenses	42	43	46
Stock-based compensation expenses	274	262	278
Income tax benefits	(100)	(82)	(141)
Stock-based compensation expenses (benefits), net of tax	$174	$180	$137
Stock Option Program
The following table summarizes stock option activity for the years ended December 31:

	2021		2020		2019
(Options in thousands)	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Under option —
January 1	35,401	$156.23	33,675	$151.15	34,569	$138.98
Granted	3,612	175.04	4,777	157.25	3,434	200.80
Exercised	(4,163)	110.20	(2,759)	93.23	(4,193)	89.89
Forfeited	(290)	182.63	(292)	181.33	(135)	201.27
December 31	34,560	163.52	35,401	156.23	33,675	151.15
Options exercisable
December 31	26,956	$161.25	27,537	$149.67	26,487	$136.75
Stock options generally vest over a period from one to three years with the expiration date at 10 years from date of grant. As of December 31, 2021, there was $48 million of compensation expense that has yet to be recognized related to non-vested stock option based awards. This expense is expected to be recognized over the remaining weighted-average vesting period of 20 months. For options outstanding at December 31, 2021, the weighted-average remaining contractual life was 61 months and the aggregate intrinsic value was $733 million. For options exercisable at December 31, 2021, the weighted-average remaining contractual life was 50 months and the aggregate intrinsic value was $662 million.
The total intrinsic values of stock options exercised during 2021, 2020 and 2019 was $325 million, $206 million and $433 million, respectively. Cash received from options exercised during 2021, 2020 and 2019 was $457 million, $256 million and $375 million, respectively. The Company’s actual tax benefits realized for the tax deductions related to the exercise of employee stock options for 2021, 2020 and 2019 was $69 million, $44 million and $91 million, respectively.
For the primary annual stock option grant, the weighted average fair value at the date of grant was calculated using the Black-Scholes option-pricing model and the assumptions that follow.
Stock Option Assumptions

	Annual
	2021	2020	2019
Exercise price	$175.04	$157.24	$201.12
Risk-free interest rate	0.8%	1.5%	2.6%
Dividend yield	2.8%	2.7%	2.5%
Expected volatility	22.6%	19.7%	20.4%
Expected life (months)	83	78	79
Black-Scholes fair value	$25.33	$21.58	$34.19
Expected volatility is a statistical measure of the amount by which a stock price is expected to fluctuate during a period. For the 2021 annual grant date, the Company estimated the expected volatility based upon the following three volatilities of 3M stock: the median of the term of the expected life rolling volatility; the median of the most recent term of the expected life volatility; and the implied volatility on the grant date. The expected term assumption is based on the weighted average of historical grants.
Restricted Stock and Restricted Stock Units
The following table summarizes restricted stock and restricted stock unit activity for the years ended December 31:

	2021		2020		2019
(Shares in thousands)	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Nonvested balance —
As of January 1	1,722	$189.78	1,573	$201.11	1,789	$180.02
Granted
Annual	822	176.82	733	157.29	564	200.41
Other	—	—	45	159.49	15	180.08
Vested	(462)	228.94	(570)	176.20	(732)	149.33
Forfeited	(95)	176.13	(59)	196.31	(63)	192.52
As of December 31	1,987	175.96	1,722	189.78	1,573	201.11
As of December 31, 2021, there was $94 million of compensation expense that has yet to be recognized related to non-vested restricted stock and restricted stock units. This expense is expected to be recognized over the remaining weighted-average vesting period of 24 months. The total fair value of restricted stock and restricted stock units that vested during December 31, 2021, 2020 and 2019 was $83 million, $91 million and $144 million, respectively. The Company’s actual tax benefits realized for the tax deductions related to the vesting of restricted stock and restricted stock units for 2021, 2020 and 2019 was $16 million, $17 million and $28 million, respectively.
Restricted stock units granted generally vest three years following the grant date assuming continued employment. Dividend equivalents equal to the dividends payable on the same number of shares of 3M common stock accrue on these restricted stock units during the vesting period, although no dividend equivalents are paid on any of these restricted stock units that are forfeited prior to the vesting date. Dividends are paid out in cash at the vest date on restricted stock units. Since the rights to dividends are forfeitable, there is no impact on basic earnings per share calculations. Weighted average restricted stock unit shares outstanding are included in the computation of diluted earnings per share.
Performance Shares
Instead of restricted stock units, the Company makes annual grants of performance shares to members of its executive management. The 2021 performance criteria for these performance shares (organic volume growth, return on invested capital, free cash flow conversion, and earnings per share growth) were selected because the Company believes that they are important drivers of long-term stockholder value. The number of shares of 3M common stock that could actually be delivered at the end of the three year performance period may be anywhere from 0% to 200% of each performance share granted, depending on the performance of the Company during such performance period. When granted, these performance shares are awarded at 100% of the estimated number of shares at the end of the three-year performance period and are reflected under “Granted” in the table below. Non-substantive vesting requires that expense for the performance shares be recognized over one or three years depending on when each individual became a 3M executive. The performance share grants accrue dividends; therefore, the grant date fair value is equal to the closing stock price on the date of grant. Since the rights to dividends are forfeitable, there is no impact on basic earnings per share calculations. Weighted average performance shares whose performance period is complete are included in computation of diluted earnings per share.
The following table summarizes performance share activity for the years ended December 31:

	2021		2020		2019
(Shares in thousands)	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Undistributed balance —
As of January 1	423	$188.61	444	$205.58	562	$188.96
Granted	166	176.79	203	153.16	166	207.49
Distributed	(115)	228.80	(206)	190.84	(210)	162.16
Performance change	40	176.35	25	166.49	(48)	204.73
Forfeited	(33)	171.35	(43)	172.92	(26)	209.96
As of December 31	481	175.12	423	188.61	444	205.58
As of December 31, 2021, there was $15 million of compensation expense that has yet to be recognized related to performance shares. This expense is expected to be recognized over the remaining weighted-average earnings period of 20 months. The total fair value of performance shares that were distributed were $22 million, $35 million, and $45 million for 2021, 2020 and 2019, respectively. The Company’s actual tax benefits realized for the tax deductions related to the distribution of performance shares were $4 million, $7 million, and $9 million per year for 2021, 2020, and 2019, respectively.
General Employees’ Stock Purchase Plan (GESPP):
As of December 31, 2021, shareholders have approved 60 million shares for issuance under the Company’s GESPP. Substantially all employees are eligible to participate in the plan. Participants are granted options at 85% of market value at the date of grant. There are no GESPP shares under option at the beginning or end of each year because options are granted on the first business day and exercised on the last business day of the same month.
The weighted-average fair value per option granted during 2021, 2020 and 2019 was $27.80, $23.47 and $27.14, respectively. The fair value of GESPP options was based on the 15% purchase price discount. The Company recognized compensation expense for GESSP options of $32 million in 2021, $31 million in 2020, and $30 million in 2019.